Financial assets and liabilities, Covenants (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Covenants [Abstract]
Interest expense	$ 13,885	$ 16,290	$ 18,227
Long-term financial debt	374,660	12,374
2025 [Member]
Covenants [Abstract]
Long-term financial debt	0	7,312
2026 [Member]
Covenants [Abstract]
Long-term financial debt	37,438	4,518
2027 [Member]
Covenants [Abstract]
Long-term financial debt	36,101	544
2028 [Member]
Covenants [Abstract]
Long-term financial debt	40,624	0
2029 [Member]
Covenants [Abstract]
Long-term financial debt	260,497	0
Trust Certificates and Bank Loans [Member]
Covenants [Abstract]
Interest expense	$ 13,465	$ 9,411	$ 9,096